Disclosures on Individual Items of the Financial Statements (Details) - Schedule of increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets [member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability [Line Items]
Contract liabilities
Revenue recognized that was included in the contract liability balance at the beginning of the period
Increases due to cash received, excluding amounts recognized at the beginning of the period
Contract liabilities [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability [Line Items]
Contract liabilities	6,340	8,142
Revenue recognized that was included in the contract liability balance at the beginning of the period	2,616	27,958
Increases due to cash received, excluding amounts recognized at the beginning of the period	€ 224	€ 1,690